Document and Entity Information	6 Months Ended
Jun. 30, 2020
Document and Entity Information [Abstract]
Entity Registrant Name	Healthcare Merger Corp.
Entity Central Index Key	0001791091
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Type	S-4/A
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE